Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

October 4, 2016

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 484 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 484 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on October 3, 2016 (Accession No. 0001081400-16-002059).

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Sincerely,

  /s/ Maureen Towle
Maureen Towle
Senior Counsel

Exhibit A

Funds Trust
Wells Fargo WealthBuilder Conservative Allocation Portfolio
Wells Fargo WealthBuilder Equity Portfolio (formerly Wells Fargo WealthBuilder Tactical Equity Portfolio)
Wells Fargo WealthBuilder Growth Allocation Portfolio
Wells Fargo WealthBuilder Growth Balanced Portfolio
Wells Fargo WealthBuilder Moderate Balanced Portfolio